February 11, 2025

BNY MELLON VARIABLE INVESTMENT FUND

- Growth and Income Portfolio

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

John C. Bailer, CFA, Karen Behr, Brian C. Ferguson, Keith Howell, and Julianne McHugh are the fund's primary portfolio managers. Mr. Bailer has been a primary portfolio manager of the fund since September 2008 and is Deputy Head of Equity Income and a portfolio manager at NIMNA. Ms. Behr has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at NIMNA. Mr. Ferguson has been a primary portfolio manager of the fund since May 2020 and is a portfolio manager at NIMNA. Mr. Howell has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at NIMNA. Ms. McHugh has been a primary portfolio manager of the fund since February 2025 and is Head of Sustainable Equities and a senior portfolio manager at NIMNA.

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The following information supersedes and replaces contrary information in the fourth paragraph in the section "Fund Details – Management" in the prospectus:

John C. Bailer, CFA, Karen Behr, Brian C. Ferguson, Keith Howell and Julianne McHugh are the fund's primary portfolio managers, each of whom are jointly and primarily responsible for the day-to-day management of the fund's portfolio. Mr. Bailer has been a primary portfolio manager of the fund since September 2008 and is Deputy Head of Equity Income and a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 1992. Ms. Behr has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at NIMNA. She has been employed by NIMNA or a predecessor company of NIMNA since 2008. Mr. Ferguson has been a primary portfolio manager of the fund since May 2020 and is a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 1997. Mr. Howell has been a primary portfolio manager of the fund since September 2021 and is a portfolio manager at NIMNA. He has been employed by NIMNA or a predecessor company of NIMNA since 2006. Ms. McHugh has been a primary portfolio manager of the fund since February 2025 and is Head of Sustainable Equities and a senior portfolio manager at NIMNA. She has been employed by NIMNA or a predecessor company of NIMNA since 2004.

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